Stockpiles and Ore on Leach Pads - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Carlin [Member]	Dec. 31, 2013 La Herradura [Member]	Dec. 31, 2013 Minera Yanacocha [Member]	Dec. 31, 2012 Minera Yanacocha [Member]	Dec. 31, 2013 Boddington [Member]	Dec. 31, 2013 Tanami [Member]	Dec. 31, 2012 Tanami [Member]	Dec. 31, 2013 Waihi [Member]	Dec. 31, 2012 Waihi [Member]	Dec. 31, 2013 Kalgoorlie [Member]	Dec. 31, 2013 Batu Hijau [Member]	Dec. 31, 2013 Costs Applicable to Sales [Member]	Dec. 31, 2012 Costs Applicable to Sales [Member]	Dec. 31, 2011 Costs Applicable to Sales [Member] Other Australia New Zealand [Member]	Dec. 31, 2013 Amortization [Member]
Stockpiles And Ore On Leach Pads [Line Items]
Aggregate write-downs	$ 85	$ 32	$ 174	$ 6	$ 222	$ 2	$ 6	$ 4	$ 16	$ 48	$ 627	$ 958	$ 28	$ 1	$ 236